SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Indefinite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets	$ 784,500